Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	As of
In thousands of EUR	December 31, 2019	December 31, 2018
Cash at bank and in hand	52,729	100,635
Short-term deposits	117,292	—
Total Cash and cash equivalents	170,021	100,635